Share-Based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Expenses
Schedule of share-based compensation expenses

	2024	2023
Stock options and restricted share units	$5.4	$5.5
Deferred share units	2.6	(1.1)
	$8.0	$4.4